RIMROCK CORE BOND FUND

A SERIES OF RIMROCK FUNDS TRUST

Supplement dated February 14, 2022

to the Summary Prospectus, Prospectus and Statement of Additional Information dated September 28, 2021

Julian Maldonado ceased to act as a portfolio manager of the Rimrock Core Bond Fund effective February 14, 2022.  Accordingly, all references to Julian Maldonado are hereby deleted.

This Supplement should be retained for future reference.